Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 393,752	$ 860,117	$ 539,459	$ 410,881
Accounts receivable, net	1,195,163	1,048,976
Other current assets	692,693	713,761
Total current assets	2,281,608	2,622,854
Property and equipment, net	1,432,651	1,170,808
Amortizable intangible assets, net	159,491	162,635
Other long-term assets and investments	71,446	66,820
Goodwill	4,946,976	4,091,307	3,951,196
Total assets	8,892,172	8,114,424
Current liabilities	1,153,116	924,345
Long-term debt and other long-term liabilities	4,992,715	4,769,893
Noncontrolling interests subject to put provisions	478,216	383,052
Total DaVita Inc. shareholders' equity	2,141,075	1,978,422
Noncontrolling interest not subject to put provisions	127,050	58,712
Total equity	2,268,125	2,037,134
Total liabilities and equity	8,892,172	8,114,424
DaVita Inc.
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	365,276	856,803	534,550	397,576
Other current assets	14,665	11,231
Total current assets	379,941	868,034
Property and equipment, net	78,038	30,409
Amortizable intangible assets, net	53,276	58,967
Investments in subsidiaries	6,696,039	6,154,398
Other long-term assets and investments	11,388	8,951
Total assets	7,218,682	7,120,759
Current liabilities	148,994	61,384
Intercompany payables	271,890	611,919
Long-term debt and other long-term liabilities	4,351,346	4,210,703
Noncontrolling interests subject to put provisions	305,377	258,331
Total DaVita Inc. shareholders' equity	2,141,075	1,978,422
Total equity	2,141,075	1,978,422
Total liabilities and equity	7,218,682	7,120,759
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Accounts receivable, net	926,041	895,955
Other current assets	598,721	653,670
Total current assets	1,524,762	1,549,625
Property and equipment, net	971,867	888,927
Amortizable intangible assets, net	95,900	98,795
Investments in subsidiaries	1,089,920	555,579
Intercompany receivables	472,200	516,286
Other long-term assets and investments	56,134	56,996
Goodwill	3,903,542	3,731,983
Total assets	8,114,325	7,398,191
Current liabilities	889,172	786,114
Long-term debt and other long-term liabilities	585,675	539,620
Total DaVita Inc. shareholders' equity	6,639,478	6,072,457
Total equity	6,639,478	6,072,457
Total liabilities and equity	8,114,325	7,398,191
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	28,476	3,314	4,909	13,305
Accounts receivable, net	269,122	153,021
Other current assets	79,307	48,860
Total current assets	376,905	205,195
Property and equipment, net	382,746	251,472
Amortizable intangible assets, net	10,315	4,873
Intercompany receivables	253,447	208,030
Other long-term assets and investments	3,924	873
Goodwill	1,043,434	359,324
Total assets	2,070,771	1,029,767
Current liabilities	114,950	76,847
Intercompany payables	453,757	112,397
Long-term debt and other long-term liabilities	55,694	19,570
Total DaVita Inc. shareholders' equity	1,146,481	637,520
Noncontrolling interest not subject to put provisions	299,889	183,433
Total equity	1,446,370	820,953
Total liabilities and equity	2,070,771	1,029,767
Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries	(7,785,959)	(6,709,977)
Intercompany receivables	(725,647)	(724,316)
Total assets	(8,511,606)	(7,434,293)
Intercompany payables	(725,647)	(724,316)
Noncontrolling interests subject to put provisions	172,839	124,721
Total DaVita Inc. shareholders' equity	(7,785,959)	(6,709,977)
Noncontrolling interest not subject to put provisions	(172,839)	(124,721)
Total equity	(7,958,798)	(6,834,698)
Total liabilities and equity	$ (8,511,606)	$ (7,434,293)